Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 24, 2025
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information for the
iShares California Muni Bond ETF (CMF) (the “Fund”)
Effective at the March 31, 2025 rebalance of the ICE AMT‑Free California Municipal Index (the “Underlying Index”), the threshold size requirements of qualifying securities in the Underlying Index will be reduced from (a) having at least $15 million currently outstanding face value and being part of a deal with an original offering size of $100 million to (b) having at least $5 million currently outstanding face value and being part of a deal with an original offering size of at least $50 million.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares California Muni Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated March 24, 2025
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information for the
iShares California Muni Bond ETF (CMF) (the “Fund”)
Effective at the March 31, 2025 rebalance of the ICE AMT‑Free California Municipal Index (the “Underlying Index”), the threshold size requirements of qualifying securities in the Underlying Index will be reduced from (a) having at least $15 million currently outstanding face value and being part of a deal with an original offering size of $100 million to (b) having at least $5 million currently outstanding face value and being part of a deal with an original offering size of at least $50 million.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.